UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Afton Capital Management LLC
Address: 4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Coy Monk
Title:   Managing Member
Phone:   (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV          Charlotte, NC                    02/11/10
     -----------------------          -------------                   ----------
          [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  $ 93,358 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
AK STEEL HOLDING CORP            com      001547108   $ 3,202,500.00  150,000   sole                            150,000
ALPHA NATURAL RESOURCES, INC.    com      02076X102   $ 1,301,400.00   30,000   sole                             30,000
ALTERA CORP                      com      021441100   $ 1,697,250.00   75,000   sole                             75,000
APPLE, INC.                      com      037833100   $ 3,160,980.00   15,000   sole                             15,000
BRINK'S COMPANY (THE)            com      109696104   $ 1,460,400.00   60,000   sole                             60,000
BRINK'S HOME SECURITY HOLDINGS,
  INC.                           com      109699108   $ 2,448,000.00   75,000   sole                             75,000
CALGON CARBON CORPORATION        com      129603106   $ 4,071,310.00  292,900   sole                            292,900
CARRIZO OIL & GAS INC            com      144577103   $ 1,060,400.00   40,000   sole                             40,000
CITIGROUP INC.                   com      172967101   $ 1,324,000.00  400,000   sole                            400,000
COMMSCOPE INC                    com      203372107   $ 2,520,350.00   95,000   sole                             95,000
CONTINENTAL RESOURCES, INC       com      212015101   $ 2,144,500.00   50,000   sole                             50,000
COOPER TIRE & RUBBER CO.         com      216831107   $ 2,706,750.00  135,000   sole                            135,000
COVANTA HOLDING CORP             com      22282E102   $ 2,578,946.58  142,562   sole                            142,562
DIRECTV GROUP, INC (THE)         com      25490A101   $ 2,001,000.00   60,000   sole                             60,000
EMC CORPORATION MASS             com      268648102   $ 2,183,750.00  125,000   sole                            125,000
ENERGY XXI (BERMUDA) LTD         com      G10082108   $   404,250.00  175,000   sole                            175,000
ENTEGRIS, INC.                   com      29362U104   $ 1,584,000.00  300,000   sole                            300,000
ENTROPIC COMMUNICATIONS, INC.    com      29384R105   $   614,000.00  200,000   sole                            200,000
EXPRESS SCRIPTS COMMON           com      302182100   $ 2,160,500.00   25,000   sole                             25,000
FRESH DEL MONTE PRODUCE INC.     com      G36738105   $   884,000.00   40,000   sole                             40,000
GOOGLE, INC.                     com      38259P508   $ 2,479,920.00    4,000   sole                              4,000
GRUBB & ELLIS COMPANY            com      400095204   $   387,840.00  303,000   sole                            303,000
HEWLETT-PACKARD CO.              com      428236103   $ 2,060,400.00   40,000   sole                             40,000
INTEGRATED DEVICE TECH INC       com      458118106   $ 2,102,750.00  325,000   sole                            325,000
INTERSIL CORP                    com      46069S109   $ 1,917,500.00  125,000   sole                            125,000
KAISER ALUMINUM CORPORATION      com      483007704   $ 2,497,200.00   60,000   sole                             60,000
MGM MIRAGE                       com      552953101   $ 1,824,000.00  200,000   sole                            200,000
MORGAN STANLEY                   com      617446448   $ 2,072,000.00   70,000   sole                             70,000
ORACLE CORPORATION               com      68389X105   $ 1,226,500.00   50,000   sole                             50,000
ORION MARINE GROUP INC           com      68628V308   $ 1,474,200.00   70,000   sole                             70,000
PETROHAWK ENERGY CORPORATION     com      716495106   $ 3,838,400.00  160,000   sole                            160,000
PLAINS EXPL & PROD CO LP         com      726505100   $ 2,973,450.00  107,500   sole                            107,500
PLAYBOY ENTERPRISES INC          com      728117300   $ 2,182,080.00  681,900   sole                            681,900
RELIANCE STEEL & ALUMINUM CO     com      759509102   $ 1,080,500.00   25,000   sole                             25,000
SPDR GOLD TRUST ETF              com      78463V107   $ 5,365,500.00   50,000   sole                             50,000
STEEL DYNAMICS, INC.             com      858119100   $ 2,923,800.00  165,000   sole                            165,000
TEXTRON INC.DEL.                 com      883203101   $ 3,667,950.00  195,000   sole                            195,000
THE GOODYEAR TIRE & RUBBER
  COMPANY                        com      382550101   $   846,000.00   60,000   sole                             60,000
TRANSATLANTIC PETROLEUM LTD      com      G89982105   $ 2,359,800.00  690,000   sole                            690,000
ULTRA CLEAN HOLDINGS, INC.       com      90385V107   $ 2,826,609.21  404,379   sole                            404,379
UNITED STATES STEEL CORPORATION  com      912909108   $ 3,307,200.00   60,000   sole                             60,000
W.R. GRACE & CO                  com      38388F108   $ 4,436,250.00  175,000   sole                            175,000